Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Schedule for depreciation of right-of-use asset useful life
	%	Mainly %
Land and Buildings	10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20

Schedule for depreciation of property, plant and equipment useful life
	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10